Debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt from VIEs	$ 111,733	$ 189,143	$ 193,440
Debt issuance costs	(180)	(233)
Total long-term notes payable	111,553	188,910
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
Remainder of 2025	8,756
2026	12,072	77,193
2027	9,206	12,897
2028	4,337	11,948
2029	21,290	4,840
Thereafter	22,263
2029		21,728
Thereafter		23,227
Long-term debt from VIEs	77,924	151,833
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Long-term debt from VIEs	$ 33,809	$ 37,310	$ 40,491